Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 877	$ 797
Secured bank loans received	$ 375,517	374,706	$ 299.9	$ 299.9
Percentage of entity's revenue	49.00%
Credit risk [member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 877	797
10% Change [Member]
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net income	36,800	38,200
First lien revolving credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	379,000	381,700
First lien revolving credit facility [Member] | Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	299,900	299,900
Dunebridge RCF [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	50,000
Dunebridge RCF [Member] | Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	25,000	0
Harmonized sales tax refunds [Member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 722	$ 604